Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 294,094	$ 627,484
Restricted cash and investments	247,222	169,101
Trade and other receivables, net	947,237	959,592
Inventories	347,494	269,982
Other current assets	424,727	423,701
Income taxes receivable	28,792	35,514
Total current assets	2,289,566	2,485,374
Systems, equipment and other assets related to contracts, net	1,199,674	1,127,518
Property, plant and equipment, net	357,841	349,677
Goodwill, net	6,810,012	6,830,499
Intangible assets, net	2,874,031	3,335,633
Other non-current assets	1,497,662	937,917
Deferred income taxes	31,376	48,074
Total non-current assets	12,770,596	12,629,318
Total assets	15,060,162	15,114,692
Current liabilities:
Accounts payable	1,216,079	1,057,860
Other current liabilities	1,097,045	922,586
Current portion of long-term debt	77	160
Income taxes payable	28,590	30,020
Total current liabilities	2,341,791	2,010,626
Long-term debt, less current portion	7,863,085	8,334,013
Deferred income taxes	761,924	941,418
Other non-current liabilities	444,556	462,493
Total non-current liabilities	9,069,565	9,737,924
Total liabilities	11,411,356	11,748,550
Commitments and contingencies (Note 17)	0	0
Redeemable non-controlling interests	223,141	0
Shareholders’ equity:
Common stock, par value $0.10 per share; 202,285,166 and 200,244,239 shares issued and outstanding at December 31, 2016 and 2015, respectively	20,228	20,024
Additional paid-in capital	2,849,761	2,816,057
Retained earnings (deficit)	38,067	(13,271)
Accumulated other comprehensive income	160,643	194,838
Total IGT PLC’s shareholders’ equity	3,068,699	3,017,648
Non-controlling interests	356,966	348,494
Total shareholders’ equity	3,425,665	3,366,142
Total liabilities, redeemable non-controlling interests, and shareholders’ equity	$ 15,060,162	$ 15,114,692